Bank Loans (Tables)	6 Months Ended
Jun. 30, 2023
Bank Loans [Abstract]
Schedule of Bank Loans Represent the Amounts Due to Various Banks	Bank loans represent the amounts due to various banks that are due within and over one year. As of June 30, 2023 and December 31, 2022, bank loans consisted of the following:
	June 30, 2023	December 31, 2022
Short-term bank loans:
Loan from Bank of Beijing	$411	$1,139
Loan from China Merchants Bank	2,035	2,144
Loan from Huaxia Bank	-	707
Loan from Xiamen International Bank	410	431
	$2,856	$4,421